Summary of Significant Accounting Policies (Details) - Schedule of property and equipment useful lives	12 Months Ended
Dec. 31, 2021
Building and Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	4 years
Machinery and Equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Machinery and Equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	7 years
Trucks and Vehicles [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Trucks and Vehicles [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	6 years